Statement of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,947)		$ (163,173)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities			20,000
Net cash provided by operating activities	(3,947)		(143,173)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts due to a related party	3,947		143,173
Net cash provided by/(used in) financing activities	3,947		143,173
Net increase/ (decrease) in cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash, at beginning of year
Cash and cash equivalents and restricted cash, at end of year
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
General and administrative expenses paid by a related party	3,947		143,173
Titan Pharmaceuticals Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (2,485,000)		$ (4,706,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment				5,000
Other				(2,000)
Changes in operating assets and liabilities
Accounts receivable, net				46,000
Notes receivable				1,000,000
Prepaid expenses and other current assets		(625,000)		169,000
Accounts payable		(125,000)		(145,000)
Other accrued liabilities		(174,000)		(235,000)
Deferred grant revenue				(12,000)
Net cash provided by operating activities		(3,409,000)		(3,880,000)
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment		(5,000)
Advances to a related party (Black Titan Corporation, parent)		(3,155,000)
Net cash used in investing activity		(3,160,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock		1,600,000
Advances to a related party				(62,000)
Proceeds received from a related party (TalenTec Sdn. Bhd)		2,466,000
Net cash provided by/(used in) financing activities		4,066,000		(62,000)
Effect of exchange rate changes
Net increase/ (decrease) in cash and cash equivalents and restricted cash		(2,503,000)		(3,942,000)
Cash and cash equivalents and restricted cash, at beginning of year		2,831,000		6,773,000
Cash and cash equivalents and restricted cash, at end of year		328,000		2,831,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid				13,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
Issuance of common stock upon conversion of preferred stock		2,399,000
Recapitalization of equity in connection with reverse merger		2,000
Note payable converted to common stock				500,000
Accrued interest net of tax converted to common stock				$ 4,000
TALENTEC SDN. BHD. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			209,911		153,227
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment			19,341		257
Allowance (reversal) for credit loss			(861)		19,494
Reversal for credit losses			861
Amortization of right-of-use asset			43,408		35,417
Interest expense			13,422		3,578
Other			2,234		(82,896)
Changes in operating assets and liabilities
Accounts receivable, net			139,758		(114,571)
Contract assets			3,556		870
Deferred costs			(184,349)		(55,299)
Prepaid expenses and other current assets			(13,538)		2,999
Lease liability			(43,408)		(36,214)
Accounts payable			124,359		53,089
Contract liabilities			59,848		49,455
Accrued expenses and other current liabilities			(22,771)		79,252
Net cash provided by operating activities			394,218		191,554
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment			(123,425)		(1,526)
Net cash used in investing activity			(123,425)		(1,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock					800,000
Repayment of bank overdraft					(127,106)
Proceeds from notes payable					35,072
Repayment of notes payable			(208,467)
Advances to a related party					(143,602)
Payment for deferred offering cost			(124,542)
Repayment of long-term borrowings			(84,196)		(119,594)
Proceeds of loans provided by a related party					111,690
Repayment of loans provided by a related party					(143,602)
Net cash provided by/(used in) financing activities			(417,205)		556,460
Effect of exchange rate changes			96,313		(60,531)
Net increase/ (decrease) in cash and cash equivalents and restricted cash			(50,099)		685,957
Cash and cash equivalents and restricted cash, at beginning of year			1,234,030		548,073
Cash and cash equivalents and restricted cash, at end of year	1,234,030		1,183,931		1,234,030
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	684,497		575,111		684,497
Restricted cash	549,533		608,820		549,533
Total cash, cash equivalents and restricted cash	$ 1,234,030		1,183,931		1,234,030
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid			14,983		21,004
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
Lease liability arising from obtaining right-of-use asset			191,619
Reclassification from due to a related party to accrued expenses and other current liabilities (refer to note 12)			377,317
Payment of professional fees by a related party					$ 355,450